Income taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes

15. Income taxes

(Loss)/profit before taxes was derived from the following sources:

	For the year ended
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Domestic	(12,430,768)	3,808,366	32,034,825
	(12,430,768)	3,808,366	32,034,825
The components of the provision for income taxes are as follows:

	For the year ended
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Domestic
Current tax expenses	(59,567)	(60,434)	(79,860)
Income tax expense for year	(59,567)	(60,434)	(79,860)
All domestic tax for the years ended December 31, 2017, 2016 and 2015 arose under the Irish and U.S. tax jurisdictions.